Financial instruments (Detail 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 2,836,274	R$ 1,207,631
Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,505,816	1,115,265
Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	330,458	92,366
Balance Overdue [Member] | Not later than fifteen days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	57,105	18,852
Balance Overdue [Member] | Later than fifteen days and not later than thirty days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	28,714	7,730
Balance Overdue [Member] | Later than one month and not later than two months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	61,698	14,386
Balance Overdue [Member] | Later than two months and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	35,106	7,768
Balance Overdue [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	66,018	18,715
Balance Overdue [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	81,817	24,915
Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,540,670	1,093,475
Merchant portfolio [Member] | Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,243,458	1,006,335
Merchant portfolio [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	297,212	87,140
Merchant portfolio [Member] | Balance Overdue [Member] | Not later than fifteen days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	52,602	17,462
Merchant portfolio [Member] | Balance Overdue [Member] | Later than fifteen days and not later than thirty days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	25,599	7,054
Merchant portfolio [Member] | Balance Overdue [Member] | Later than one month and not later than two months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	57,930	13,521
Merchant portfolio [Member] | Balance Overdue [Member] | Later than two months and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	31,944	7,121
Merchant portfolio [Member] | Balance Overdue [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	58,143	17,637
Merchant portfolio [Member] | Balance Overdue [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	70,994	24,345
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	295,604	114,156
Credit Card Loans [Member] | Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	262,358	108,930
Credit Card Loans [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	33,246	5,226
Credit Card Loans [Member] | Balance Overdue [Member] | Not later than fifteen days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	4,503	1,390
Credit Card Loans [Member] | Balance Overdue [Member] | Later than fifteen days and not later than thirty days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,115	676
Credit Card Loans [Member] | Balance Overdue [Member] | Later than one month and not later than two months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,768	865
Credit Card Loans [Member] | Balance Overdue [Member] | Later than two months and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,162	647
Credit Card Loans [Member] | Balance Overdue [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	7,875	1,078
Credit Card Loans [Member] | Balance Overdue [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 10,823	R$ 570